Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
Cash and cash equivalents

NOTE 13: Cash and cash equivalents

Thousands of $ For the years ended December 31	2021	2020
Cash and cash equivalents	58,498	15,953
Total cash and cash equivalents	58,498	15,953

The bank balances and cash held by the Company and short-term bank deposits have an original maturity of less than 3 months. The carrying amount of these assets approximates their fair value.

The Company had no restricted cash in 2021 and 2020.